SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
Amortized Financing Fees			$ 490,531	$ 372,266
Shares Excluded from Loss Per Share, potentially dilutive	10,992,130	12,524,012	10,993,021	12,027,780
Promissory Notes [Member]
Notes Fair Value	$ 15,552,183		$ 13,781,276	$ 10,703,836